S-K 1602(c) Dilution	Oct. 14, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.62
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 194,000,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	25,475,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (7,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 201,007,500
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(750,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.18
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.18)
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ (999,251)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,475,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (2,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 201,007,500
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 145,750,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	20,475,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (5,250,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 201,007,500
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.7
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.3
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 97,500,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	15,475,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (3,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 201,007,500
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.68
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 49,000,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	10,475,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (2,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 201,007,500
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.62
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 222,800,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,255,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (8,050,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 230,857,500
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	230,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.18
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.18)
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ (1,149,251)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,255,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (2,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 230,857,500
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	230,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 167,313,249
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	23,505,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (6,037,500)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 230,857,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	230,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.7
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.3
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 111,825,749
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	17,755,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (4,025,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 230,857,500
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	230,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.69
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (6,751)
Net Tangible Book Value Adjusted | $	$ 56,338,249
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	12,005,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (2,012,500)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Securities [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 230,857,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Units Offered [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Private Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	275,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In Underwriter Units [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	230,000